SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES
Schedule of selling, marketing and business development expenses

	Year Ended December 31,
	2019	2018	2017
	U.S. dollars in thousands
Payroll and related expenses	9,335	7,540	5,012
Share-based payments	941	575	387
Professional services	3,680	1,626	1,778
Samples	178	—	1,569
Travel and related expenses	2,193	1,822	2,236
Office-related expenses	789	495	395
Other	1,217	428	637
	18,333	12,486	12,014